Related Party Disclosure (Tables)	12 Months Ended
Jul. 31, 2019
Disclosure of transactions between related parties [abstract]
Schedule of compensation provided to key management
For the years ended	July 31, 2019	July 31, 2018
Salary and/or consulting fees	$3,550	$1,969
Bonus compensation	481	275
Stock-based compensation	16,235	3,836
Total	$20,266	$6,080